Quarterly Holdings Report
for

Fidelity® Select Portfolio®

IT Services Portfolio

November 30, 2020

BSO-QTLY-0121
1.810669.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Aerospace & Defense - 0.8%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	273,800	$34,413,922
Interactive Media & Services - 1.4%
Interactive Media & Services - 1.4%
Facebook, Inc. Class A (a)	57,200	15,842,684
Match Group, Inc. (a)	300,330	41,808,939
		57,651,623
Internet & Direct Marketing Retail - 1.3%
Internet & Direct Marketing Retail - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	95,900	25,256,224
MercadoLibre, Inc. (a)	18,100	28,115,273
		53,371,497
IT Services - 86.5%
Data Processing & Outsourced Services - 68.1%
Adyen BV (a)(b)	5,400	10,314,825
Automatic Data Processing, Inc.	384,075	66,782,961
Black Knight, Inc. (a)	765,600	70,144,272
ExlService Holdings, Inc. (a)	660,193	54,967,669
Fidelity National Information Services, Inc.	1,364,497	202,505,000
Fiserv, Inc. (a)	1,528,217	176,020,034
FleetCor Technologies, Inc. (a)	95,000	25,194,950
Genpact Ltd.	1,182,280	48,059,682
Global Payments, Inc.	528,403	103,138,982
MasterCard, Inc. Class A	2,183,700	734,836,886
PayPal Holdings, Inc. (a)	2,247,440	481,221,853
Square, Inc. (a)	655,900	138,368,664
StoneCo Ltd. Class A (a)	430,200	31,499,244
The Western Union Co.	4,800	108,288
Ttec Holdings, Inc.	2,000	135,320
Visa, Inc. Class A (c)	2,888,748	607,648,142
WEX, Inc. (a)	700	121,268
WNS Holdings Ltd. sponsored ADR (a)	1,166,792	82,153,825
		2,833,221,865
Internet Services & Infrastructure - 6.4%
Akamai Technologies, Inc. (a)	81,400	8,425,714
GoDaddy, Inc. (a)	978,327	77,816,130
MongoDB, Inc. Class A (a)	147,500	42,378,225
Snowflake Computing, Inc.	11,600	3,779,744
Twilio, Inc. Class A (a)	378,000	120,994,020
VeriSign, Inc. (a)	70,000	14,050,400
		267,444,233
IT Consulting & Other Services - 12.0%
Accenture PLC Class A	33,780	8,414,260
Cognizant Technology Solutions Corp. Class A	1,108,832	86,633,044
DXC Technology Co.	2,406,400	52,724,224
Endava PLC ADR (a)	589,361	37,005,977
EPAM Systems, Inc. (a)	249,200	80,324,636
Gartner, Inc. (a)	348,100	52,911,200
IBM Corp.	356,550	44,041,056
Leidos Holdings, Inc.	891,730	89,797,211
Liveramp Holdings, Inc. (a)	247,200	14,463,672
Reply SpA	263,857	29,671,389
Science Applications International Corp.	800	74,032
Unisys Corp. (a)	167,753	2,445,839
		498,506,540

TOTAL IT SERVICES		3,599,172,638

Media - 1.2%
Advertising - 1.2%
S4 Capital PLC (a)	8,029,288	50,961,627
Professional Services - 1.3%
Research & Consulting Services - 1.3%
Equifax, Inc.	125,700	20,979,330
ICF International, Inc.	161,411	11,690,999
Verisk Analytics, Inc.	113,400	22,488,354
		55,158,683
Real Estate Management & Development - 0.2%
Real Estate Services - 0.2%
KE Holdings, Inc. ADR (a)	86,900	5,677,177
Software - 7.2%
Application Software - 7.1%
Adobe, Inc. (a)	77,369	37,018,745
Ceridian HCM Holding, Inc. (a)	384,373	37,061,245
Intuit, Inc.	223,756	78,766,587
Netcompany Group A/S (a)(b)	165,126	15,337,839
NICE Systems Ltd. sponsored ADR (a)	1,600	389,952
Paycom Software, Inc. (a)	126,600	52,802,328
SS&C Technologies Holdings, Inc.	494,350	34,055,772
Workday, Inc. Class A (a)	91,500	20,568,285
Xero Ltd. (a)	190,005	18,480,195
		294,480,948
Systems Software - 0.1%
Blue Prism Group PLC (a)(c)	313,276	5,942,807

TOTAL SOFTWARE		300,423,755

TOTAL COMMON STOCKS
(Cost $1,851,884,370)		4,156,830,922

Money Market Funds - 4.1%
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)
(Cost $172,051,634)	172,034,430	172,051,634
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $2,023,936,004)		4,328,882,556
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(168,126,822)
NET ASSETS - 100%		$4,160,755,734

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,652,664 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$99,427
Fidelity Securities Lending Cash Central Fund	1,303,892
Total	$1,403,319

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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